COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
3,034,468	iShares Broad USD High Yield Corporate Bond ETF	$ 112,336,005
1,053,347	iShares iBoxx $ High Yield Corporate Bond ETF(a)	84,236,160
875,415	SPDR Bloomberg High Yield Bond ETF	84,363,744
	TOTAL EXCHANGE-TRADED FUNDS (Cost $278,710,388)	280,935,909

	SHORT-TERM INVESTMENTS — 28.3%
	COLLATERAL FOR SECURITIES LOANED - 28.3%
79,458,956	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.57% (Cost $79,458,956)(b),(c)	79,458,956

	TOTAL INVESTMENTS - 128.3% (Cost $358,169,344)	$ 360,394,865
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.3)%	(79,478,969)
	NET ASSETS - 100.0%	$ 280,915,896

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $77,728,841.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $79,458,956 at June 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2%
	ASSET MANAGEMENT - 2.4%
266,790	Planet Labs PBC(a)	$ 8,838,753

	BEVERAGES - 1.8%
98,361	Vita Coco Company, Inc. (The)(a)	6,505,597

	BIOTECH & PHARMA - 2.1%
974,381	AbCellera Biologics, Inc.(a),(b)	7,648,891

	CABLE & SATELLITE - 2.1%
74,113	EchoStar Corporation, Class A(a)	7,522,469

	CHEMICALS - 2.0%
54,124	Albemarle Corporation	7,308,364

	COMMERCIAL SUPPORT SERVICES - 5.8%
220,333	AMN Healthcare Services, Inc.(a)	7,132,179
234,905	CoreCivic, Inc.(a)	7,136,414
356,091	Target Hospitality Corporation(a)	7,250,012
		21,518,605
	FOOD - 2.2%
625,704	BellRing Brands, Inc.(a)	8,096,609

	HEALTH CARE FACILITIES & SERVICES - 17.6%
104,467	BrightSpring Health Services, Inc.(a)	7,285,529
460,748	Brookdale Senior Living, Inc.(a)	7,413,434
30,366	Cardinal Health, Inc.	7,213,747
25,277	Cencora, Inc.	7,152,885
109,847	Centene Corporation(a)	7,051,079
33,284	DaVita, Inc.(a)	7,405,024
44,395	Ensign Group, Inc. (The)	7,116,519
18,504	HCA Healthcare, Inc.	7,214,525
9,473	McKesson Corporation	7,157,799
		65,010,541

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
29,848	Cboe Global Markets, Inc.	$ 7,243,214

	MEDICAL EQUIPMENT & DEVICES - 3.9%
196,704	10X Genomics, Inc., Class A(a)	7,541,631
45,587	Insulet Corporation(a)	6,940,621
		14,482,252
	METALS & MINING - 1.9%
155,817	Century Aluminum Company(a)	7,169,140

	OIL & GAS PRODUCERS - 9.8%
218,207	APA Corporation	7,107,002
290,015	Cenovus Energy, Inc.	7,195,272
68,093	ConocoPhillips	7,078,948
144,190	Occidental Petroleum Corporation	7,003,308
167,082	PBF Energy, Inc., Class A	7,605,574
		35,990,104
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
94,619	Kodiak Gas Services, Inc.	7,108,725

	PUBLISHING & BROADCASTING - 1.9%
101,860	New York Times Company (The), Class A	7,128,163

	RETAIL - CONSUMER STAPLES - 2.0%
9,263	Casey's General Stores, Inc.	7,362,140

	RETAIL - DISCRETIONARY - 1.8%
375,826	Kohl's Corporation	6,659,637

	SEMICONDUCTORS - 13.0%
13,864	Advanced Micro Devices, Inc.(a)	8,053,736
18,289	Astera Labs, Inc.(a)	8,833,952
56,290	Intel Corporation(a)	7,859,773
26,995	Marvell Technology, Inc.	8,041,541
6,376	Micron Technology, Inc.	7,359,753

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	SEMICONDUCTORS - 13.0% (Continued)
5,507	Monolithic Power Systems, Inc.	$ 7,612,657
		47,761,412
	SOFTWARE - 8.1%
311,705	Alignment Healthcare, Inc.(a)	7,421,696
631,824	BlackBerry Ltd.(a)	7,992,574
421,461	Fastly, Inc., Class A(a)	7,738,024
1,605,972	Verra Mobility Corporation(a)	6,825,381
		29,977,675
	TECHNOLOGY HARDWARE - 16.0%
531,360	ADTRAN Holdings, Inc.(a)	7,385,904
25,488	Apple, Inc.	7,375,208
18,005	Dell Technologies, Inc., Class C	7,768,437
164,996	Hewlett Packard Enterprise Company	7,442,970
316,489	HP, Inc.	6,943,769
47,431	NetApp, Inc.	7,340,422
235,942	Super Micro Computer, Inc.(a)	6,920,179
12,292	Western Digital Corporation	7,851,145
		59,028,034
	TRANSPORTATION & LOGISTICS - 1.9%
1,205,750	JetBlue Airways Corporation(a)	6,908,948

	TOTAL COMMON STOCKS (Cost $354,480,934)	369,269,273
	SHORT-TERM INVESTMENTS — 0.4%
	COLLATERAL FOR SECURITIES LOANED - 0.4%
1,632,850	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.57% (Cost $1,632,850)(c),(d)	1,632,850

	TOTAL INVESTMENTS - 100.6% (Cost $356,133,784)	$ 370,902,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(2,098,800)
	NET ASSETS - 100.0%	$ 368,803,323

Ltd.	- Limited Company
PBC	- Public Benefit Corporation
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $1,507,985.
(c)	- Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $1,632,850 at June 30, 2026.
(d)	- Rate disclosed is the seven day effective yield as of June 30, 2026.